Stock-based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Stock-based compensation expense	$ 431	$ 625	$ 939	$ 1,682	$ 3,649	$ 2,316
Stock-based options forfeited (in shares)			3,037,128		2,078,034
Future compensation cost for awards not vested	3,100		$ 3,100		$ 7,200
Weighted-average period compensation cost of unvested awards to be expensed (in years)			2 years 1 month 6 days		2 years 6 months
Revised Operating Plan
Stock-based Compensation
Stock-based options forfeited (in shares)					1,898,297
Sesen Bio, Inc.
Stock-based Compensation
Stock-based compensation expense						200
Research and development
Stock-based Compensation
Stock-based compensation expense	103	(44)	$ 210	392	$ 1,116	1,242
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 328	$ 669	$ 729	$ 1,290	$ 2,533	$ 1,074